Accrued expenses	12 Months Ended
Dec. 31, 2021
Accrued expenses [Abstract]
Accrued expenses

17. Accrued expenses

	December 31, 2021	December 31, 2020
Accrued research and development costs including milestone payments	557,391	1,105,089
Professional fees	179,461	172,273
Accrued vacation & overtime	51,218	44,466
Employee benefits incl. share based payments	196,917	101,821
Other	63,588	9,457
Total accrued expenses	1,048,575	1,433,106